Segmented information and supplemental cash flow disclosure	9 Months Ended
Dec. 31, 2023
Disclosure Of Operating Segments Abstract
Segmented information and supplemental cash flow disclosure [Text Block]

16. Segmented information and supplemental cash flow disclosure

The Company operates in one reportable operating segment, being the manufacture and distribution of all-electric medium and heavy-duty vehicles serving the cargo and delivery market, shuttle and transit space and school bus sector.

The Company's revenues allocated by geography for the three months ended December 31, 2023 and 2022 are as follows:

	For the Three Months Ended
	December 31, 2023	December 31, 2022

United States of America	$6,914,740	$12,803,038
Canada	1,243,191	-

Total	$8,157,931	$12,803,038

The Company's revenues allocated by geography for the nine months ended December 31, 2023 and 2022 are as follows:

	For the Three Months Ended
	December 31, 2023	December 31, 2022

United States of America	$31,998,403	$24,221,834
Canada	2,128,546	169,768

Total	$34,178,949	$24,391,602

As at December 31, 2023 and March 31, 2023, over 95% of the Company's consolidated non-current assets, being property and equipment and right of use assets, are located in the United States.

The Company's cash payments of interest and taxes during the nine months ended December 31, 2023 and 2022 are as follows:

	For the nine months ended
	December 31, 2023	December 31, 2022
Interest paid	$516,646	$447,944
Taxes paid	$-	$-

The Company recognized other income of nil during the nine months ended December 31, 2023 and $72,867 during the nine months ended December 31, 2022 which was a gain on the sale of land that completed during the quarter ended December 31, 2022.